American Funds Mortgage Fund®
Investment portfolio
November 30, 2025
unaudited

Bonds, notes & other debt instruments 87.28% Mortgage-backed obligations 80.29% Federal agency mortgage-backed obligations 79.00%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #256310 6.50% 7/1/2026 (a)	— (b)	— (b)
Fannie Mae Pool #928689 6.50% 9/1/2027 (a)	1	1
Fannie Mae Pool #AD0838 6.50% 10/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #928957 6.50% 12/1/2027 (a)	1	1
Fannie Mae Pool #AL9724 6.50% 2/1/2028 (a)	1	1
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	25	25
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	38	38
Fannie Mae Pool #613025 6.50% 7/1/2031 (a)	3	4
Fannie Mae Pool #BJ4876 3.00% 2/1/2033 (a)	229	223
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	60	58
Fannie Mae Pool #BM3919 3.00% 2/1/2033 (a)	5	5
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	1	1
Fannie Mae Pool #CA2106 3.50% 7/1/2033 (a)	6	6
Fannie Mae Pool #MA1640 2.50% 9/1/2033 (a)	422	402
Fannie Mae Pool #AU7556 3.00% 9/1/2033 (a)	247	236
Fannie Mae Pool #BJ9000 3.50% 11/1/2033 (a)	64	63
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	3,115	2,974
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	6,097	5,828
Fannie Mae Pool #745001 6.50% 9/1/2035 (a)	12	13
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	9	9
Fannie Mae Pool #AS7224 4.00% 5/1/2036 (a)	992	981
Fannie Mae Pool #MA2630 4.00% 5/1/2036 (a)	191	190
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	904	899
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,702	1,693
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	423	420
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,864	2,711
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	820	816
Fannie Mae Pool #801783 6.50% 2/1/2037 (a)	4	5
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	23	22
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	657	622
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	1,209	1,204
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	179	169
Fannie Mae Pool #MA3186 4.00% 11/1/2037 (a)	2,524	2,504
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	14	14
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	56	58
Fannie Mae Pool #AD1823 5.00% 2/1/2040 (a)	377	377
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	23	24
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	17,554	14,993
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	23,013	19,650
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	103	106
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	288	255
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	5,730	5,165
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	12,114	10,938
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	6,819	6,174
American Funds Mortgage Fund — Page 1 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	USD47	$46
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	43	45
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	13,629	12,323
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	21	21
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	17,282	15,625
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	6,260	5,502
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	60	61
Fannie Mae Pool #MA4570 2.00% 3/1/2042 (a)	7,907	6,945
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,198	1,930
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	118	113
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	55	52
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	15	15
Fannie Mae Pool #AT7457 3.025% 4/1/2043 (a)	156	145
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	22	21
Fannie Mae Pool #AT7470 2.275% 5/1/2043 (a)	90	80
Fannie Mae Pool #AU0626 2.275% 6/1/2043 (a)	148	129
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	2,554	2,373
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	968	927
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	322	307
Fannie Mae Pool #AU8120 2.275% 7/1/2043 (a)	65	56
Fannie Mae Pool #AU8121 2.275% 8/1/2043 (a)	81	71
Fannie Mae Pool #MA1583 4.00% 9/1/2043 (a)	1,590	1,557
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	68	65
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	26	25
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	293	280
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	581	553
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	3,985	4,182
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	948	901
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	620	572
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	291	276
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	6,456	5,382
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	760	700
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	582	561
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	243	229
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	62	59
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	35	34
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	32	30
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	9	9
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	12	12
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	622	605
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	177	168
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	147	143
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	496	483
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	60	59
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	76	77
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	894	875
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,553	1,621
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	248	236
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,628	3,442
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	989	937
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	946	895
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	4,841	4,593
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	2,725	2,579
Fannie Mae Pool #CA5575 4.00% 4/1/2050 (a)	19	18
American Funds Mortgage Fund — Page 2 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BP3259 3.00% 5/1/2050 (a)	USD18	$16
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,213	1,054
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	382	326
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	8,046	6,604
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	3,641	3,169
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	2,784	2,268
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	4	4
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	450	404
Fannie Mae Pool #FM4591 2.50% 10/1/2050 (a)	15,207	12,977
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	99	85
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	33	27
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	36,037	31,109
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	60	51
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	12,646	10,429
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	853	700
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	26,019	22,380
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	2,568	2,560
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	1,451	1,184
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	751	616
Fannie Mae Pool #CA8517 2.00% 1/1/2051 (a)	48	39
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (a)	29,170	25,254
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	26,452	21,814
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (a)	914	745
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	880	717
Fannie Mae Pool #FM6112 2.50% 2/1/2051 (a)	26,492	22,732
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	24,561	21,262
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	418	356
Fannie Mae Pool #FM6558 2.00% 3/1/2051 (a)	3,958	3,225
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (a)	1,795	1,465
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	696	567
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (a)	3,305	2,820
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	702	598
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,723	4,694
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (a)	1,451	1,182
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	40	33
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	1,749	1,490
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	354	301
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	4,837	4,404
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (a)	924	823
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	5,943	4,842
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	1,236	1,007
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	973	793
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	24	20
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,392	3,777
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	4,350	3,706
Fannie Mae Pool #CB0455 2.50% 5/1/2051 (a)	705	604
Fannie Mae Pool #BR9324 2.50% 5/1/2051 (a)	499	425
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	81	69
Fannie Mae Pool #CB0535 3.00% 5/1/2051 (a)	32	28
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	3,197	2,605
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	771	657
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	6,910	6,201
Fannie Mae Pool #CB0850 3.00% 6/1/2051 (a)	4,438	3,993
American Funds Mortgage Fund — Page 3 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (a)	USD24	$22
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (a)	19	17
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (a)	23,899	19,613
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	9,822	8,049
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	457	372
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,868	1,626
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (a)	1,487	1,266
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	1,094	932
Fannie Mae Pool #FM9330 3.00% 7/1/2051 (a)	27,949	25,103
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	4,932	4,386
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (a)	288	256
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	464	378
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	390	333
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	940	766
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	32,468	27,901
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (a)	879	750
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	146	124
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	561	479
Fannie Mae Pool #CA9558 2.50% 10/1/2051 (a)	58	49
Fannie Mae Pool #FM8981 3.00% 10/1/2051 (a)	26,116	23,436
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	6,668	5,979
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	2,739	2,245
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	2,028	1,656
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	184	150
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	14,729	12,547
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	10,037	8,731
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	4,720	4,122
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	97	83
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	8,691	7,747
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (a)	1,013	902
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (a)	940	768
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	380	310
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (a)	77	63
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	28,049	24,656
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	6,943	5,914
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	5,184	4,519
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	5,117	4,425
Fannie Mae Pool #CB2400 2.50% 12/1/2051 (a)	868	741
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	6,965	6,348
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (a)	3,970	3,533
Fannie Mae Pool #BV1172 3.00% 12/1/2051 (a)	32	29
Fannie Mae Pool #BU9528 3.50% 12/1/2051 (a)	30	28
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (a)	30	25
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	9,701	8,264
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	2,244	1,912
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	168	143
Fannie Mae Pool #CB2639 2.50% 1/1/2052 (a)	21	18
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	14,816	13,343
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	9,590	8,530
Fannie Mae Pool #BV0273 3.00% 1/1/2052 (a)	918	816
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	30,978	25,317
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	9,284	7,585
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	7,724	6,342
Fannie Mae Pool #BT6597 2.00% 2/1/2052 (a)	2,662	2,174
American Funds Mortgage Fund — Page 4 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS4251 2.00% 2/1/2052 (a)	USD2,056	$1,705
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,025	1,658
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	1,675	1,369
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	559	457
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (a)	414	355
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	89	76
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	1,266	1,150
Fannie Mae Pool #CB2896 3.00% 2/1/2052 (a)	977	869
Fannie Mae Pool #BV0272 3.50% 2/1/2052 (a)	95	88
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	2,829	2,311
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,634	1,335
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	813	666
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	799	654
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (a)	162	132
Fannie Mae Pool #BV4246 2.00% 3/1/2052 (a)	31	25
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	11,402	9,713
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	1,305	1,168
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (a)	773	688
Fannie Mae Pool #BV4519 3.50% 3/1/2052 (a)	31	29
Fannie Mae Pool #BU8882 4.00% 3/1/2052 (a)	4,170	3,999
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	23,176	18,957
Fannie Mae Pool #BU8930 2.00% 4/1/2052 (a)	3,207	2,625
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	981	799
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (a)	181	148
Fannie Mae Pool #BV4651 2.00% 4/1/2052 (a)	32	26
Fannie Mae Pool #CB3260 2.50% 4/1/2052 (a)	793	678
Fannie Mae Pool #FS4712 2.50% 4/1/2052 (a)	498	424
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	147	126
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	89	76
Fannie Mae Pool #BQ7487 3.00% 4/1/2052 (a)	967	861
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	453	404
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	4,552	4,367
Fannie Mae Pool #BU8948 4.00% 4/1/2052 (a)	37	36
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	4,527	3,707
Fannie Mae Pool #BV9643 2.00% 5/1/2052 (a)	2,023	1,652
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (a)	660	562
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	171	145
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	8,884	7,917
Fannie Mae Pool #BV7243 3.00% 5/1/2052 (a)	3,504	3,123
Fannie Mae Pool #BT8220 3.00% 5/1/2052 (a)	1,296	1,153
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (a)	375	334
Fannie Mae Pool #CB3516 3.00% 5/1/2052 (a)	32	28
Fannie Mae Pool #CB3780 3.50% 5/1/2052 (a)	2,993	2,772
Fannie Mae Pool #CB3678 4.00% 5/1/2052 (a)	233	223
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	9,419	9,034
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (a)	717	586
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	101,343	86,333
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	78,210	66,665
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (a)	23	21
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (a)	361	367
Fannie Mae Pool #CB4357 3.00% 8/1/2052 (a)	994	884
Fannie Mae Pool #BW7756 3.00% 8/1/2052 (a)	23	20
Fannie Mae Pool #FS6039 3.50% 8/1/2052 (a)	395	366
Fannie Mae Pool #FS6598 3.50% 8/1/2052 (a)	394	365
American Funds Mortgage Fund — Page 5 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (a)	USD390	$397
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	150	156
Fannie Mae Pool #BW1195 3.00% 9/1/2052 (a)	3,865	3,437
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	752	720
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	463	444
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	272	260
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	9,243	9,320
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	4,545	3,720
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	174	166
Fannie Mae Pool #BW8987 4.00% 10/1/2052 (a)	165	158
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	1,810	1,781
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	3,236	3,252
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	3,031	3,085
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,716	2,765
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (a)	347	356
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (a)	139	144
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (a)	61	62
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	473	454
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	1,157	1,138
Fannie Mae Pool #FS3256 6.00% 11/1/2052 (a)	63	65
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (a)	916	815
Fannie Mae Pool #BW1377 4.00% 12/1/2052 (a)	409	392
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	180	172
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	4,035	4,112
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	28,454	29,212
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	3,658	3,763
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	3,598	3,772
Fannie Mae Pool #BW5132 4.00% 2/1/2053 (a)	557	534
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	8,239	8,360
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (a)	731	743
Fannie Mae Pool #BX5097 5.50% 2/1/2053 (a)	579	589
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	8,358	8,722
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	731	751
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	1,248	1,197
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	1,635	1,669
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	725	739
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	699	710
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	657	671
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	557	567
Fannie Mae Pool #BX9427 5.50% 3/1/2053 (a)	198	202
Fannie Mae Pool #MA4941 5.50% 3/1/2053 (a)	37	38
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	6,871	7,102
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	369	380
Fannie Mae Pool #BX8781 6.00% 3/1/2053 (a)	335	345
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (a)	5,952	5,695
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (a)	915	876
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	23,287	23,358
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	83	83
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	15,483	15,753
Fannie Mae Pool #BY2795 5.50% 4/1/2053 (a)	557	567
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	18,224	18,767
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (a)	193	200
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	44	45
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	14,599	15,383
American Funds Mortgage Fund — Page 6 of 27

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	USD4,613	$4,861
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	2,023	1,939
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)	1,810	1,780
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	4,028	4,052
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	3,522	3,532
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,284	5,375
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	104	105
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	24	25
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	27,053	27,868
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	210	219
Fannie Mae Pool #FS6793 4.00% 6/1/2053 (a)	2,847	2,725
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,938	2,888
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	39,850	39,998
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	38,631	39,277
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	4,684	4,752
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (a)	790	803
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	53,227	54,668
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	11,753	12,079
Fannie Mae Pool #FS4932 6.00% 6/1/2053 (a)	7,636	7,872
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	7,308	7,517
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	5,434	5,616
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	79	81
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	4,321	4,517
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	1,569	1,631
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	1,200	1,254
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	4,090	3,347
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	69	59
Fannie Mae Pool #MA5130 3.00% 7/1/2053 (a)	3,733	3,320
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (a)	184	170
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	2,916	2,866
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	1,716	1,721
Fannie Mae Pool #BY6763 5.00% 7/1/2053 (a)	559	561
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	93
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	35,262	35,852
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	36,353	37,399
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	154	158
Fannie Mae Pool #CB6766 6.50% 7/1/2053 (a)	25,018	26,267
Fannie Mae Pool #AS0745 3.50% 8/1/2053 (a)	341	317
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	3,169	3,253
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	6,519	6,399
Fannie Mae Pool #FS5769 6.00% 9/1/2053 (a)	13,350	13,798
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	3,902	4,011
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	242	249
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	18,727	19,227
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	3,382	3,515
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	961	998
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	16,515	16,778
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	297	302
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	8,572	8,804
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	4,163	4,281
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	2,871	2,951
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	4,801	4,998
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	2,586	2,712
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	217	225
American Funds Mortgage Fund — Page 7 of 27

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	USD5,586	$5,675
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	26,969	27,724
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	6,806	6,987
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	3,898	4,090
Fannie Mae Pool #FS6880 6.00% 1/1/2054 (a)	9,333	9,590
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	3,700	3,804
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	2,312	2,372
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	21,996	22,832
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	10,667	11,166
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	961	1,008
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	6,613	6,334
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	156	159
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	48,270	49,637
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,557	6,778
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	17,989	18,657
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	454	476
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	23,869	24,363
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	10,776	10,972
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	7,189	7,294
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	12,556	12,933
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	8,486	8,720
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	3,147	3,267
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,035	3,183
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	3,733	3,558
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	27,578	28,015
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	22,800	23,271
Fannie Mae Pool #MA5331 5.50% 4/1/2054 (a)	758	769
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,293	1,352
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,085	1,112
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	14,382	14,591
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,051	1,074
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	22,233	23,050
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	6,330	6,514
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	1,861	1,913
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	1,597	1,651
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	1,219	1,249
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	24,702	25,634
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	14,719	15,260
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	8,338	8,749
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	52	53
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	4,328	4,406
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	1,038	1,057
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	640	649
Fannie Mae Pool #MA5420 5.50% 7/1/2054 (a)	95	96
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	33,982	34,794
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	11,855	12,227
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	11,060	11,381
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,345	5,549
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	4,676	4,843
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	2,534	2,596
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	1,766	1,809
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	1,365	1,406
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,030	1,055
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	756	775
American Funds Mortgage Fund — Page 8 of 27

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	USD36,938	$38,465
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	18,642	19,558
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	11,004	11,456
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	10,163	10,663
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	5,501	5,772
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	1,946	2,032
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	245	246
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	17,123	17,542
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	7,129	7,308
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	4,938	5,115
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	2,881	2,956
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	2,793	2,871
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	2,653	2,729
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	2,349	2,414
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	2,041	2,104
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	1,718	1,765
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	675	698
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	628	644
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	623	639
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	573	593
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	522	542
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	277	284
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	13,999	14,605
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	10,918	11,444
Fannie Mae Pool #FS8788 6.50% 8/1/2054 (a)	8,457	8,855
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	6,081	6,380
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	1,396	1,447
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	11,109	11,277
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	8,428	8,611
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	7,041	7,215
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	6,438	6,525
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	6,280	6,393
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	37	37
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	3,173	3,272
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	377	386
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	191	196
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	9	9
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	4,224	4,378
Fannie Mae Pool #DC2687 4.00% 10/1/2054 (a)	399	380
Fannie Mae Pool #DC1613 5.50% 10/1/2054 (a)	4,340	4,398
Fannie Mae Pool #DC1777 5.50% 10/1/2054 (a)	2,410	2,452
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (a)	1,763	1,793
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	7,584	7,775
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	7,531	7,747
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	4,291	4,494
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	11,635	11,627
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	5,887	5,985
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	2,577	2,613
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	23,546	24,160
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	18,296	18,847
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (a)	357	366
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (a)	123	126
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)	16,355	15,590
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	736	722
American Funds Mortgage Fund — Page 9 of 27

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	USD266	$260
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	8,840	8,860
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	98	98
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	7,086	7,203
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	4,909	4,990
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	58,918	60,401
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	1,523	1,561
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	1,456	1,492
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (a)	686	704
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	17,820	18,473
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	319	304
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	15,638	15,670
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	23,967	24,558
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	1,351	1,384
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	10	9
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	70,786	71,735
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	32,151	32,938
Fannie Mae Pool #FA0643 6.50% 2/1/2055 (a)	7,501	7,827
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	7,838	7,472
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	429	420
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	20,726	21,233
Fannie Mae Pool #DD3786 6.00% 3/1/2055 (a)	967	992
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (a)	399	409
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	10,666	11,062
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	27,259	28,609
Fannie Mae Pool #DD9323 4.00% 4/1/2055 (a)	77	73
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	454	444
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	81,017	83,001
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	288	295
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	284	291
Fannie Mae Pool #MB0309 4.00% 5/1/2055 (a)	21,886	20,858
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	7,222	7,212
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	101,437	103,921
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (a)	7,947	8,163
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (a)	439	449
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	3,696	3,690
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	2,881	2,952
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (a)	498	510
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	78,406	81,339
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	29,822	30,214
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	4,700	4,809
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	12,848	13,160
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	1,350	1,401
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	11,438	11,996
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	2,991	3,052
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	16,892	16,150
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	2,764	2,541
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	45,939	42,230
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	1,788	1,644
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	1,149	1,056
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,392	1,218
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	22,478	18,664
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	3,560	3,490
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	17,691	15,371
American Funds Mortgage Fund — Page 10 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	USD109,566	$99,768
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	5,556	5,059
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	7,194	6,815
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	8,245	8,418
Freddie Mac Pool #ZA1944 6.50% 6/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2045 6.50% 1/1/2028 (a)	2	2
Freddie Mac Pool #ZA2066 6.50% 3/1/2028 (a)	6	6
Freddie Mac Pool #ZA2096 6.50% 11/1/2028 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8675 2.50% 11/1/2032 (a)	4	4
Freddie Mac Pool #C91593 2.50% 12/1/2032 (a)	19	18
Freddie Mac Pool #ZS0839 6.50% 12/1/2032 (a)	4	4
Freddie Mac Pool #ZS8087 2.50% 4/1/2033 (a)	14	13
Freddie Mac Pool #C91720 2.50% 8/1/2033 (a)	37	36
Freddie Mac Pool #ZS8710 3.00% 8/1/2033 (a)	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #ZS4189 6.50% 6/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #K93558 4.00% 5/1/2036 (a)	342	337
Freddie Mac Pool #C91877 4.00% 5/1/2036 (a)	236	235
Freddie Mac Pool #C91899 4.00% 9/1/2036 (a)	399	397
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	2,054	1,943
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	158	149
Freddie Mac Pool #G03699 6.00% 1/1/2038 (a)	40	43
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	111,112	94,873
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	22,215	20,121
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,769	1,557
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	22,845	20,093
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	6,976	6,114
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	15,046	13,215
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	2,138	1,876
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	7	7
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	122	117
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	319	306
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	126	120
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	1,243	1,186
Freddie Mac Pool #760014 4.64% 8/1/2045 (a)(d)	778	780
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	3,738	3,560
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	1,399	1,328
Freddie Mac Pool #T65389 3.50% 9/1/2046 (a)	39	37
Freddie Mac Pool #Q45650 3.50% 1/1/2047 (a)	5,497	5,254
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	238	222
Freddie Mac Pool #T65448 4.00% 9/1/2047 (a)	589	560
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	239	223
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	655	617
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	424	401
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	227	215
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	225	212
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	186	175
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	157	148
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	112	105
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	95	89
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	66	62
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	61	57
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	10,591	10,315
American Funds Mortgage Fund — Page 11 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	USD55	$51
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	132	128
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	105	102
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	60	58
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	121	114
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	72	68
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	53	50
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	520	506
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	84	83
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	924	922
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	436	434
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	294	292
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,224	4,217
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,393	1,319
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (a)	6,712	6,329
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	210	198
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,436	3,260
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	3,277	3,108
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	2,465	2,249
Freddie Mac Pool #RA1996 3.50% 1/1/2050 (a)	3,197	3,000
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	9,914	9,009
Freddie Mac Pool #QA7102 3.00% 2/1/2050 (a)	943	840
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	451	405
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	42,490	35,149
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (a)	43,963	36,450
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	34,083	27,970
Freddie Mac Pool #QB5019 2.00% 11/1/2050 (a)	2,734	2,231
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	983	801
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (a)	1,347	1,099
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (a)	38	31
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	23,440	19,316
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	3,328	2,715
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (a)	975	794
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	139	114
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	232	190
Freddie Mac Pool #QB9836 2.50% 3/1/2051 (a)	873	749
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	983	804
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (a)	992	845
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	24,216	20,007
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (a)	1,841	1,500
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	243	198
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,275	3,676
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	223	190
Freddie Mac Pool #QC2537 2.00% 6/1/2051 (a)	2,989	2,435
Freddie Mac Pool #QC3259 2.00% 6/1/2051 (a)	978	797
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	2,350	2,002
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (a)	3,574	3,178
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (a)	3,089	2,632
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	19,240	17,473
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (a)	901	803
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	626	533
Freddie Mac Pool #QC5631 3.00% 8/1/2051 (a)	3,545	3,157
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	11,526	9,819
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	3,888	3,391
American Funds Mortgage Fund — Page 12 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC6921 2.50% 9/1/2051 (a)	USD812	$692
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	9,901	8,878
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (a)	947	842
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	2,938	2,503
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	245	208
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	13,828	12,395
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	2,993	2,789
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	5,804	4,757
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	7,777	6,765
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	5,165	4,492
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (a)	875	745
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (a)	161	137
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	787	644
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	13,531	11,527
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	3,368	2,873
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (a)	333	284
Freddie Mac Pool #QD3120 3.00% 12/1/2051 (a)	957	853
Freddie Mac Pool #QD2481 3.00% 12/1/2051 (a)	438	389
Freddie Mac Pool #QD2929 4.00% 12/1/2051 (a)	576	551
Freddie Mac Pool #QD5262 2.00% 1/1/2052 (a)	233	190
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	706	602
Freddie Mac Pool #QD5662 3.00% 1/1/2052 (a)	994	885
Freddie Mac Pool #QD5042 3.00% 1/1/2052 (a)	929	828
Freddie Mac Pool #QD5490 3.00% 1/1/2052 (a)	921	819
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	11,912	9,705
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,441	1,178
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (a)	825	674
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	272	222
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (a)	1,980	1,760
Freddie Mac Pool #QD6604 3.00% 2/1/2052 (a)	958	853
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (a)	32	29
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	23,053	21,725
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	312	291
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	29,917	24,504
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	16,401	13,408
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,779	1,455
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	167	136
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	6,127	5,539
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	1,980	1,833
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)	1,968	1,822
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,638	1,341
Freddie Mac Pool #QE0777 3.50% 4/1/2052 (a)	6,330	5,861
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (a)	29	27
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (a)	9,968	8,155
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (a)	24	20
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	85	73
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	86,639	77,306
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	1,918	1,570
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	54,226	48,302
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	7,964	7,082
Freddie Mac Pool #SD1298 3.50% 6/1/2052 (a)	3,477	3,219
Freddie Mac Pool #QE5610 3.50% 6/1/2052 (a)	359	333
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	11,236	11,056
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	106,248	90,512
American Funds Mortgage Fund — Page 13 of 27

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	USD28,445	$24,270
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	95	81
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	54,628	48,661
Freddie Mac Pool #SD2370 3.50% 7/1/2052 (a)	900	834
Freddie Mac Pool #SL0012 3.50% 7/1/2052 (a)	28	26
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	2,960	2,418
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	193	174
Freddie Mac Pool #QE7537 4.50% 8/1/2052 (a)	8,438	8,311
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	10,039	8,942
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	2,454	2,466
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	414	421
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (a)	3,664	3,260
Freddie Mac Pool #QF2029 3.00% 10/1/2052 (a)	2,419	2,154
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	120	115
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	8,878	9,062
Freddie Mac Pool #QF2363 4.50% 11/1/2052 (a)	35,199	34,599
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	33,348	33,467
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	12,780	13,002
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	17	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,552	2,271
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	36,924	37,046
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (a)	97	83
Freddie Mac Pool #RA8517 3.00% 1/1/2053 (a)	10	9
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	529	531
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (a)	629	640
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	149,685	154,000
Freddie Mac Pool #SD2601 2.50% 2/1/2053 (a)	285	244
Freddie Mac Pool #SD8295 3.00% 2/1/2053 (a)	3,862	3,436
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	758	761
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	849	863
Freddie Mac Pool #QF8686 5.50% 2/1/2053 (a)	383	391
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	2,426	2,497
Freddie Mac Pool #RA8666 4.00% 3/1/2053 (a)	950	910
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	3,315	3,371
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (a)	462	469
Freddie Mac Pool #QG0719 4.00% 4/1/2053 (a)	414	395
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,144	6,183
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	1,491	1,495
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	6,823	6,932
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	752	764
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	90,694	90,974
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	16,981	17,273
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	1,285	1,303
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	643	656
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	465	473
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	18,181	18,677
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	4,329	4,456
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (a)	193	199
Freddie Mac Pool #QG1921 6.50% 5/1/2053 (a)	163	171
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	71,532	71,734
Freddie Mac Pool #QG4719 5.00% 6/1/2053 (a)	34,341	34,412
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	34,629	35,201
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	27,692	28,404
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	4,424	4,587
American Funds Mortgage Fund — Page 14 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	USD3,988	$4,100
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	2,602	2,690
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,199	2,291
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	1,654	1,701
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	867	905
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	766	799
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	712	751
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	712	751
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	496	524
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	390	411
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	237	246
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	221	235
Freddie Mac Pool #QG7176 3.00% 7/1/2053 (a)	1,179	1,048
Freddie Mac Pool #QG9049 3.00% 7/1/2053 (a)	778	692
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	313	314
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	120,111	122,062
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	3,959	4,031
Freddie Mac Pool #QG7363 6.00% 7/1/2053 (a)	12,485	12,848
Freddie Mac Pool #SD3553 6.00% 7/1/2053 (a)	3,950	4,064
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	1,400	1,457
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	1,117	1,148
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (a)	914	846
Freddie Mac Pool #QG8909 5.00% 8/1/2053 (a)	622	623
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	12,525	12,884
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	5,707	5,863
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	460	473
Freddie Mac Pool #QG9115 6.50% 8/1/2053 (a)	78	81
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	114	115
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	34,706	35,647
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	10,230	10,624
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	896	920
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	8,723	7,770
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (a)	8,308	7,402
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	25,943	26,316
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	23,340	23,955
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	23,319	23,941
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	40,079	40,181
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	47,313	48,552
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	3,575	3,719
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	276	286
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	5,282	5,037
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	2,552	2,622
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	3,127	2,555
Freddie Mac Pool #QH8513 2.00% 1/1/2054 (a)	322	263
Freddie Mac Pool #QH8426 3.50% 1/1/2054 (a)	348	322
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	688	705
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	4,234	4,404
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	923	960
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	513	538
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	4,862	4,636
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	1,431	1,452
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	15,601	16,173
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,533	4,653
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	3,199	3,280
American Funds Mortgage Fund — Page 15 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	USD42,428	$44,300
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)	7,399	7,772
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	7,213	7,498
Freddie Mac Pool #QI1723 4.00% 3/1/2054 (a)	723	689
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	17,376	17,631
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	11,164	11,376
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	1,842	1,891
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	106	110
Freddie Mac Pool #QI3594 4.00% 4/1/2054 (a)	1,173	1,118
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	5,459	5,572
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,032	1,047
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	11,932	12,313
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	1,708	1,763
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	735	762
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	4,519	4,739
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	7,745	7,745
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	5,507	5,589
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	17,627	18,151
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,066	1,106
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	273	279
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	40,470	42,242
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	3,431	3,439
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	6,091	6,208
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	1,250	1,278
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	369	374
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	23,540	24,289
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	7,417	7,652
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	5,260	5,459
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	33	34
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	45,370	47,289
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	17,935	18,676
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,408	4,624
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	1,502	1,560
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	1,459	1,536
Freddie Mac Pool #SD5619 7.00% 6/1/2054 (a)	18	19
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	17,517	17,752
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	2,145	2,183
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	276	281
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	18,281	18,864
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	16,489	17,167
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	8,578	8,814
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	6,379	6,536
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	5,117	5,287
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	4,595	4,723
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	1,626	1,670
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	1,385	1,424
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	40,747	42,233
Freddie Mac Pool #QI8876 6.50% 7/1/2054 (a)	28,262	29,500
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	16,049	16,663
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	6,332	6,634
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	5,964	6,257
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	3,583	3,597
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	2,443	2,452
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	2,293	2,295
American Funds Mortgage Fund — Page 16 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	USD5,828	$5,923
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	3,694	3,752
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	3,390	3,444
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	3,262	3,329
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	611	622
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	22,186	22,803
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	12,273	12,611
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	5,984	6,131
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	4,554	4,728
Freddie Mac Pool #SD6045 6.00% 8/1/2054 (a)	3,799	3,944
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	3,053	3,149
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	216	222
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	35,190	36,474
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	21,818	22,720
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	8,865	9,232
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	8,448	8,806
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	4,473	4,653
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,303	3,459
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,303	2,416
Freddie Mac Pool #QJ4825 5.00% 9/1/2054 (a)	3,274	3,270
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	6,706	6,816
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	2,774	2,839
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	2,538	2,578
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	762	780
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	76	77
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	10,766	11,061
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	5,822	6,004
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	5,426	5,633
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	5,219	5,423
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	3,179	3,267
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	1,447	1,482
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	18,828	19,562
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	12,384	12,888
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	8,140	8,458
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	5,617	5,843
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	5,373	5,604
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (a)	3,788	3,927
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	3,317	3,438
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,197	3,334
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	2,698	2,835
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	2,628	2,754
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,617	1,683
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	104	104
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	18,312	18,632
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	5,233	5,306
Freddie Mac Pool #SD6911 6.50% 10/1/2054 (a)	47,049	49,467
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	3,808	3,957
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,668	4,575
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	14,068	14,064
Freddie Mac Pool #QJ7708 5.00% 11/1/2054 (a)	912	912
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	74	74
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	21,063	21,385
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	15,017	15,221
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	1,347	1,381
American Funds Mortgage Fund — Page 17 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	USD27,988	$28,101
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	24,062	24,149
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	13,354	13,367
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	7,685	7,703
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	4,597	4,594
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	2,545	2,550
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	283	287
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	6,296	6,450
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (a)	4,402	4,513
Freddie Mac Pool #QX0384 6.00% 12/1/2054 (a)	2,047	2,105
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	3,081	3,123
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	116,193	119,054
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	72,035	73,828
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (a)	49,148	50,396
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	6,140	6,447
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	24,075	23,587
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	29	29
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	76,463	78,335
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	5,779	5,959
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	186	193
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (a)	631	630
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	40	40
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	8,896	9,114
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	40,953	42,447
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	28,530	29,932
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	690	719
Freddie Mac Pool #QY0231 4.00% 4/1/2055 (a)	653	622
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	3,173	3,177
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	28,396	29,091
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	2,537	2,599
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	1,352	1,385
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	6,657	6,647
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	44,339	45,434
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,351	1,385
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	1,269	1,300
Freddie Mac Pool #QY3404 6.00% 5/1/2055 (a)	336	345
Freddie Mac Pool #QY2990 6.00% 5/1/2055 (a)	135	139
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	1,070	1,020
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	3,929	3,924
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	44,592	45,179
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	398,803	408,498
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	6,694	6,861
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,578	1,619
Freddie Mac Pool #QY7743 6.00% 7/1/2055 (a)	429	440
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	3,108	3,185
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	1,379	1,413
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	17,716	18,573
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	11,364	11,924
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	976	989
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	24,000	24,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	2,022	1,932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	3,695	3,285
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(d)	7,626	7,354
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	558	505
American Funds Mortgage Fund — Page 18 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	USD2,420	$2,299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	2,329	2,222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	3,475	3,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	753	733
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	1,173	1,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	427	417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	983	888
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	601	545
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	55,959	49,595
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	3,475	3,403
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (a)	26,515	24,418
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	25,076	22,995
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	25,387	23,486
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	21,706	19,519
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	21,899	21,412
Government National Mortgage Assn. 3.50% 12/1/2055 (a)(e)	26,590	24,381
Government National Mortgage Assn. 4.50% 12/1/2055 (a)(e)	9,000	8,804
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032 (a)	173	172
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032 (a)	207	206
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032 (a)	137	141
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034 (a)	438	438
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034 (a)	423	416
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035 (a)	698	676
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035 (a)	648	626
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035 (a)	966	933
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035 (a)	75	75
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035 (a)	1,369	1,320
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037 (a)	229	219
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038 (a)	116	119
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	741	785
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040 (a)	503	463
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	744	771
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040 (a)	283	261
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040 (a)	425	391
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041 (a)	315	312
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	567	580
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041 (a)	183	180
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041 (a)	371	377
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	41	41
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041 (a)	397	375
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041 (a)	96	95
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041 (a)	748	754
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041 (a)	393	387
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	420	417
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042 (a)	190	172
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042 (a)	152	137
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042 (a)	470	467
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042 (a)	270	262
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042 (a)	139	131
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042 (a)	416	404
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042 (a)	106	102
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042 (a)	289	273
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042 (a)	206	185
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042 (a)	176	160
American Funds Mortgage Fund — Page 19 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043 (a)	USD249	$229
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043 (a)	344	331
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043 (a)	619	570
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044 (a)	860	805
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044 (a)	408	396
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046 (a)	854	815
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	2,726	2,637
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	219	217
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	6	6
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050 (a)	44	38
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	7,197	5,998
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	4,951	4,290
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	9,114	7,596
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	54,338	46,691
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	5,970	5,143
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051 (a)	72,654	62,362
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	5,631	4,841
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	2,576	2,238
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	1,991	1,716
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	12,641	10,983
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	8,220	7,142
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	7,473	6,502
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	4,821	4,190
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	4,638	4,189
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	3,756	3,264
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,521	3,180
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	20,176	18,778
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	7,755	7,420
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	5,650	5,404
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	3,615	3,459
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	16,588	16,321
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,690	1,612
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	25,038	24,518
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	2,693	2,724
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	1,753	1,772
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	9,914	10,023
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	8,445	8,543
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062 (a)	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AQ8290 4.889% 2/20/2066 (a)	1	1
Government National Mortgage Assn. Pool #AQ8292 5.197% 2/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	7,696	5,772
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.542% 5/20/2066 (a)(d)	2,302	26
Uniform Mortgage-Backed Security 2.50% 12/1/2040 (a)(e)	12,150	11,491
Uniform Mortgage-Backed Security 4.00% 12/1/2040 (a)(e)	11,000	10,851
Uniform Mortgage-Backed Security 2.00% 12/1/2055 (a)(e)	86,795	70,645
Uniform Mortgage-Backed Security 2.50% 12/1/2055 (a)(e)	303,288	258,090
Uniform Mortgage-Backed Security 3.00% 12/1/2055 (a)(e)	97,038	86,202
Uniform Mortgage-Backed Security 3.50% 12/1/2055 (a)(e)	79,292	73,351
Uniform Mortgage-Backed Security 4.00% 12/1/2055 (a)(e)	53,249	50,723
Uniform Mortgage-Backed Security 4.50% 12/1/2055 (a)(e)	25,008	24,485
Uniform Mortgage-Backed Security 5.00% 12/1/2055 (a)(e)	50,000	49,905
Uniform Mortgage-Backed Security 5.50% 12/1/2055 (a)(e)	69,098	69,980
Uniform Mortgage-Backed Security 6.00% 12/1/2055 (a)(e)	308,727	316,138
American Funds Mortgage Fund — Page 20 of 27

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.50% 12/1/2055 (a)(e)	USD391,278	$405,388
Uniform Mortgage-Backed Security 7.00% 12/1/2055 (a)(e)	47,878	50,224
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)	132,912	108,203
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)	129,349	119,618
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(e)	42,335	42,839
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(e)	6,369	6,686
		9,690,751
Commercial mortgage-backed securities 0.83%
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.074% 6/15/2027 (a)(c)(d)	7,875	7,907
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.773% 9/15/2036 (a)(c)(d)	26,061	26,050
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 4.972% 10/15/2036 (a)(c)(d)	19,921	19,913
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	31,782	32,755
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.804% 11/15/2038 (a)(c)(d)	15,124	15,117
		101,742
Collateralized mortgage-backed obligations (privately originated) 0.46%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(d)	32	31
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	12,898	12,399
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	734	669
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)	14,182	13,873
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(c)	2,976	2,978
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	14,623	14,920
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	8,388	8,548
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(d)	2,542	2,516
		55,934
Total mortgage-backed obligations		9,848,427
U.S. Treasury bonds & notes 6.23% U.S. Treasury 6.23%
U.S. Treasury 4.50% 3/31/2026	20,000	20,045
U.S. Treasury 4.375% 7/31/2026	37,000	37,156
U.S. Treasury 0.875% 9/30/2026	400	391
U.S. Treasury 3.50% 9/30/2026	44,000	43,941
U.S. Treasury 4.125% 1/31/2027	27,000	27,160
U.S. Treasury 3.75% 6/30/2027	28,376	28,467
U.S. Treasury 3.50% 10/31/2027	110,000	109,985
U.S. Treasury 1.25% 5/31/2028	3,800	3,598
U.S. Treasury 1.25% 6/30/2028	19,000	17,960
U.S. Treasury 4.125% 7/31/2028 (f)	118,000	119,899
U.S. Treasury 1.75% 1/31/2029 (f)	10,000	9,476
U.S. Treasury 4.50% 5/31/2029 (f)	136,000	140,335
U.S. Treasury 4.125% 10/31/2031	5,184	5,301
U.S. Treasury 4.375% 1/31/2032	11,000	11,394
U.S. Treasury 1.875% 2/15/2032 (f)	10,000	8,979
U.S. Treasury 2.875% 5/15/2032 (f)	5,822	5,533
U.S. Treasury 4.00% 6/30/2032	30,000	30,428
U.S. Treasury 1.375% 11/15/2040	3,168	2,099
U.S. Treasury 1.875% 2/15/2041	18,333	13,065
U.S. Treasury 3.25% 5/15/2042	8,193	6,969
U.S. Treasury 1.875% 2/15/2051	11,600	6,703
American Funds Mortgage Fund — Page 21 of 27

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)		Principal amount (000)	Value (000)
U.S. Treasury 2.00% 8/15/2051		USD11,000	$6,517
U.S. Treasury 4.625% 2/15/2055 (f)		45,000	44,638
U.S. Treasury 4.75% 8/15/2055 (f)		63,000	63,798
			763,837
Asset-backed obligations 0.76% Other asset-backed securities 0.26%
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		4,982	4,282
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(c)		2,203	1,861
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)		9,417	7,737
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		12,130	10,315
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		7,488	7,558
			31,753
Auto loan 0.25%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(c)		43	43
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(c)		213	213
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)		227	227
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)		379	380
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)		381	381
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		2,905	2,909
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)		22,413	23,183
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(c)		95	95
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(c)		512	512
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(c)		2,085	2,089
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)		206	206
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		175	175
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)		415	416
			30,829
Student loan 0.25%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(c)		1,473	1,353
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(c)		2,738	2,514
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(c)		3,523	3,305
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		4,432	4,187
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(c)		12,206	11,547
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.814% 4/20/2062 (a)(c)(d)		6,405	6,393
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(c)		1,037	950
			30,249
Total asset-backed obligations			92,831
Total bonds, notes & other debt instruments (cost: $10,673,088,000)			10,705,095
Short-term securities 27.35% Federal agency bills & notes 16.52% Federal agency bonds & notes 16.52%	Weighted average yield at acquisition
Federal Home Loan Bank 12/4/2025	3.872%	150,000	149,952
Federal Home Loan Bank 12/15/2025	3.852	150,000	149,780
Federal Home Loan Bank 12/30/2025	3.827	500,000	498,442
Federal Home Loan Bank 1/6/2026	3.790	400,000	398,464
Federal Home Loan Bank 1/7/2026	3.815	100,000	99,605
American Funds Mortgage Fund — Page 22 of 27

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Short-term securities (continued) Federal agency bills & notes (continued) Federal agency bonds & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 1/16/2026	3.813%	USD50,000	$49,759
Federal Home Loan Bank 1/21/2026	3.746	52,099	51,822
Federal Home Loan Bank 1/23/2026	3.786	135,000	134,261
Federal Home Loan Bank 1/26/2026	3.781	100,000	99,421
Federal Home Loan Bank 1/28/2026	3.758	150,000	149,119
Federal Home Loan Bank 2/11/2026	3.708	31,000	30,773
Federal Home Loan Bank 3/11/2026	3.689	67,000	66,308
Federal Home Loan Bank 3/13/2026	3.680	150,000	148,419
			2,026,125
			2,026,125
Money market investments 10.83%		Shares
Capital Group Central Cash Fund 3.94% (g)(h)		13,290,054	1,328,872
Total short-term securities (cost: $3,354,955,000)			3,354,997
Options purchased (equity style) 0.00%
Options purchased (equity style)*			73
Total options purchased (equity style) (cost: $1,092,000)			73
Total investment securities 114.63% (cost: $14,029,135,000)			14,060,165
Other assets less liabilities (14.63)%			(1,794,256)
Net assets 100.00%			$12,265,909
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Put
3 Month SOFR Futures Option	11,750	12/12/2025	USD95.69	USD2,937,500	$73
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	33,393	4/6/2026	USD6,974,441	$800
5 Year U.S. Treasury Note Futures	Long	13,818	4/6/2026	1,516,741	2,289
10 Year Ultra U.S. Treasury Note Futures	Long	3,373	3/31/2026	391,953	848
10 Year U.S. Treasury Note Futures	Short	1,754	3/31/2026	(198,805)	85
20 Year U.S. Treasury Bond Futures	Long	1,448	3/31/2026	170,050	452
30 Year Ultra U.S. Treasury Bond Futures	Long	1,844	3/31/2026	223,009	1,734
					$6,208
American Funds Mortgage Fund — Page 23 of 27

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3615%	Annual	5/31/2030	USD50,109	$(167)	$—	$(167)
SOFR	Annual	3.6038%	Annual	1/8/2034	46,550	(367)	—	(367)
SOFR	Annual	3.8215%	Annual	4/23/2035	9,631	(192)	—	(192)
SOFR	Annual	3.802%	Annual	7/11/2035	6,985	(123)	—	(123)
SOFR	Annual	3.6965%	Annual	11/5/2035	21,884	(169)	—	(169)
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	8,822	—	8,822
						$7,804	$—	$7,804
Investments in affiliates (h)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 10.83%
Money market investments 10.83%
Capital Group Central Cash Fund 3.94% (g)	$1,015,625	$2,491,723	$2,178,257	$33	$(252)	$1,328,872	$13,439

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $247,053,000, which represented 2.01% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $90,557,000, which represented 0.74% of the net assets of the fund.
(g)	Rate represents the seven-day yield at 11/30/2025.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Mortgage Fund — Page 24 of 27

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $3,011,104,000. The average month-end notional amount of futures contracts while held was $9,623,276,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $179,671,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Mortgage Fund — Page 25 of 27

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,848,427	$—	$9,848,427
U.S. Treasury bonds & notes	—	763,837	—	763,837
Asset-backed obligations	—	92,831	—	92,831
Short-term securities	1,328,872	2,026,125	—	3,354,997
Options purchased on futures (equity style)	73	—	—	73
Total	$1,328,945	$12,731,220	$—	$14,060,165

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,208	$—	$—	$6,208
Unrealized appreciation on centrally cleared interest rate swaps	—	8,822	—	8,822
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,018)	—	(1,018)
Total	$6,208	$7,804	$—	$14,012
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Mortgage Fund — Page 26 of 27

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-042-0126
American Funds Mortgage Fund — Page 27 of 27